Other employee benefits (Schedule of detailed information about remeasurement of other long term employee benefits) (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Employee Benefits [Line Items]
Actuarial losses/(gains) arising from changes in demographic assumptions	$ 2,601	$ (4,460)
Actuarial (gains)/losses arising from changes in financial assumptions	(7,309)	10,043
Actuarial gains arising from changes experience adjustments	(1,034)	(489)
Components recognized in statements of comprehensive income	(5,742)	5,094
Total other employee future benefit cost	$ 1,784	$ 12,712